UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Mount Kellett Capital Management LP

Address:   623 Fifth Avenue, 18th Floor
           New York, NY 10022


Form 13F File Number: 028-13817


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Naughton
Title:  Authorized Signatory
Phone:  212-588-6100

Name:   James Vinci
Title:  Authorized Signatory
Phone:  212-588-6100

Signature,  Place,  and  Date  of  Signing:

/s/ Kevin Naughton                 New York, NY                       5/17/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

/s/ James Vinci                    New York, NY                       5/17/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               7

Form 13F Information Table Value Total:  $      366,513
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------ -------------- --------- -------- ------------------- ---------- -------- ------------------------
                                                   VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ------
A123 SYS INC             COM            03739T108   22,413  1,631,191 SH       SOLE                 1,631,191
CIT GROUP INC            COM NEW        125581801   18,884    484,700 SH       SOLE                   484,700
ENERGY XXI (BERMUDA) LTD USD UNRS SHS   G10082140   56,890  3,176,434 SH       SOLE                 3,176,434
ETFS PLATINUM TR         SH BEN INT     26922V101   39,890    242,805 SH       SOLE                   242,805
HUNTSMAN CORP            COM            447011107   74,288  6,165,000 SH       SOLE                 6,165,000
SANDRIDGE ENERGY INC     COM            80007P307  102,144 13,265,507 SH       SOLE                13,265,507
SUNOCO INC               COM            86764P109   52,004  1,750,400 SH       SOLE                 1,750,400